Post-Employment Obligations And Compensatory Indemnity - Schedule of Measured at Fair Value (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets of the pension plan	R$ 238	R$ 282
Non convertible debentures issued by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	1	53
Shares issued by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	1	226
Real estate properties of the foundation occupied by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	R$ 236	R$ 3